SCHEDULE II - Condensed Statements of Operations - Parent Company Only (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Net investment income	$ 448,538	$ 415,921	$ 402,071
Net realized and unrealized investment gains (losses)	886,670	(389,632)	232,491
Total revenues	7,875,747	5,590,226	5,674,785
Other expenses	369,969	305,568	348,398
Net foreign exchange losses (gains)	86,760	(119,151)	108,244
Net income (loss)	936,748	(85,994)	264,021
Preferred dividends	46,416	46,416	46,416
Net income (loss) attributable to common shareholder	890,332	(132,410)	217,605
Other comprehensive income (loss)	62,709	(48,353)	(15,712)
Comprehensive (loss) income	999,457	(134,347)	248,309
Parent Company
Condensed Income Statements, Captions [Line Items]
Net investment income	1,620	1,844	1,890
Interest income on intercompany loans	12,215	13,015	12,201
Net realized and unrealized investment gains (losses)	2,594	(1,632)	91
Other income (loss)	112	(6,778)	8,418
Total revenues	16,541	6,449	22,600
Other expenses	51,115	25,792	40,131
Interest expense on intercompany loans	14,757	15,041	12,085
Net foreign exchange losses (gains)	(26,885)	(50,276)	35,753
Total expenses	38,987	(9,443)	87,969
(Loss) income before equity in net income (loss) of subsidiaries	(22,446)	15,892	(65,369)
Income (Loss) from Subsidiaries, Net of Tax	959,194	(101,886)	329,390
Net income (loss)	936,748	(85,994)	264,021
Preferred dividends	46,416	46,416	46,416
Net income (loss) attributable to common shareholder	890,332	(132,410)	217,605
Other comprehensive income (loss)	62,709	(48,353)	(15,712)
Comprehensive (loss) income	$ 999,457	$ (134,347)	$ 248,309